Transactions With Related Parties - Tsakos Shipping and Trading (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended	9 Months Ended
	Jun. 30, 2012 Tsakos Shipping and Trading S.A. [Member]	Dec. 31, 2011 Tsakos Shipping and Trading S.A. [Member]	Sep. 30, 2011 Fourteen Vessels Delivered Between Year 2007 September 2011 [Member]
Related Party Transaction [Line Items]
Chartering commission	1.25%
Brokerage commission	1.00%
Charge fee		$ 200
Payment for the cost of design and supervision services for new buildings	$ 0		$ 2,800